Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard New York Tax-Free Funds
Entity Central Index Key	0000788599
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000007970
Shareholder Report [Line Items]
Fund Name	New York Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VNYUX
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 4,718,000,000
Holdings Count | Holding	1,479
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$4,718
Number of Portfolio Holdings	1,479
Portfolio Turnover Rate	25%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	5.7%
1 to 3 Years	3.1%
3 to 5 Years	4.8%
5 to 10 Years	11.3%
10 to 20 Years	39.4%
20 to 30 Years	29.2%
Greater than 30 Years	6.6%
Other Assets and Liabilities — Net	(0.1%)

Material Fund Change [Text Block]
C000007969
Shareholder Report [Line Items]
Fund Name	New York Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VNYTX
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 4,718,000,000
Holdings Count | Holding	1,479
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$4,718
Number of Portfolio Holdings	1,479
Portfolio Turnover Rate	25%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	5.7%
1 to 3 Years	3.1%
3 to 5 Years	4.8%
5 to 10 Years	11.3%
10 to 20 Years	39.4%
20 to 30 Years	29.2%
Greater than 30 Years	6.6%
Other Assets and Liabilities — Net	(0.1%)

Material Fund Change [Text Block]
C000007971
Shareholder Report [Line Items]
Fund Name	New York Municipal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VYFXX
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard New York Municipal Money Market Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 3,228,000,000
Holdings Count | Holding	301
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$3,228
Number of Portfolio Holdings	301

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of May 31, 2024)

1 to 7 Days	96.2%
8 to 30 Days	0.6%
31 to 60 Days	1.5%
61 to 90 Days	1.5%
91 to 180 Days	1.1%
Over 180 Days	0.3%
Other Assets and Liabilities — Net	(1.2%)

Material Fund Change [Text Block]